Accounts Receivable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Receivable
27.	ACCOUNTS RECEIVABLE

	2019	2020
Accounts receivable	24,601	26,009
Less: Credit loss allowance	(7,368)	(9,722)

	17,233	16,287

The gross carrying amount of accounts receivable from contracts with customers amounted to RMB25,933 million as of December 31, 2020 (2019: RMB24,569 million).
The aging analysis of accounts receivable, based on the billing date and net of credit loss allowance, is as follows:

	2019	2020
Within one month	9,472	8,963
More than one month to three months	2,545	2,766
More than three months to one year	3,881	3,914
More than one year	1,335	644

	17,233	16,287

The normal credit period granted by the Group to individual subscribers and general corporate customers is thirty days from the date of billing unless they meet certain specified credit assessment criteria. For major corporate customers, the credit period granted by the Group is based on the service contract terms, normally not exceeding one year.
There is no significant concentration of credit risk with respect to customers receivables, as the Group has a large number of customers. The
Covid-19
pandemic since early 2020 has brought about additional uncertainties in the operations and financial position of the Group’s customers. The Group considered the impact of
Covid-19
when evaluating the forward-looking information used in the ECL model and reassessed expected loss provisions including assessing the risk factors associated with various customer sectors and applying an upward risk weighting to those sectors with a significant increase in credit risk.

The Group measures loss allowances for accounts receivable at an amount equal to lifetime ECLs, which is calculated using a provision matrix. As the Group’s historical credit loss experience indicate that there are different loss patterns for different customer types, the loss allowance based on past due status is distinguished between the Group’s different customer types.
The following table provides information about the Group’s exposure to credit risk and ECLs for accounts receivable as of December 31, 2019:
For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	6%	2,929	(175)
1 - 90 days past due	50%	1,363	(683)
91 - 180 days past due	90%	840	(755)
More than 180 days past due	100%	2,250	(2,250)

		7,382	(3,863)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	4%	9,602	(372)
Within 1 year past due	15%	4,517	(674)
1 - 2 years past due	48%	1,037	(498)
2 - 3 years past due	88%	795	(699)
More than 3 years past due	100%	1,268	(1,262)

		17,219	(3,505)

The following table provides information about the Group’s exposure to credit risk and ECLs for accounts receivable as of December 31, 2020:
For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	6%	2,696	(161)
1 - 90 days past due	50%	1,195	(599)
91 - 180 days past due	90%	711	(637)
More than 180 days past due	100%	2,147	(2,147)

		6,749	(3,544)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	5%	6,641	(332)
Within 1 year past due	24%	7,899	(1,867)
1 - 2 years past due	68%	2,020	(1,382)
2 - 3 years past due	89%	942	(839)
More than 3 years past due	100%	1,758	(1,758)

		19,260	(6,178)

Expected loss rates are based on actual loss experience over past years. These rates are adjusted to reflect differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.
The movement in the credit loss allowance in respect of accounts receivable during the year, is as follows:

	2018	2019	2020
Balance, beginning of year	5,210	6,709	7,368
Impact on initial application of IFRS 9 (2014) (Note2.2(c))	1,118	—	—
Allowance for the year	3,300	3,128	5,097
Written-off during the year	(2,919)	(2,469)	(2,743)

Balance, end of year	6,709	7,368	9,722

The creation and release of allowance for impaired receivables have been recognized in the consolidated statements of income. Amounts charged to the allowance account are generally written-off
when there is reliable evidence to indicate no expectation of recovering the receivable.
The maximum exposure to credit risk as of the statements of financial position date is the carrying value of accounts receivable mentioned above.